Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Cash flows from operating activities:
Net (loss) profit	$ (1,135,963)	$ (27,056)	$ 1,329,717
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	86,536	75,766	64,237
Allowance for expected credit losses	43,082
Revaluation (gain) loss on financial assets	(75,095)	43,145
Loss on disposal of PPE	27,112		10,851
Gain on disposal of a subsidiary			(11,559)
Amortization of ROU assets	600,581	997,605	861,339
Changes in operating assets and liabilities:
Trade receivables	842,768	(918,793)	(2,047,556)
Inventories	196,490	378,199	(741,950)
Other receivables and prepayments	(365,537)	(98,199)	(44,043)
Trade and other payables	(940,142)	396,883	(105,220)
Contract liabilities	3,931	(67,575)	(77,797)
Taxes payable	(87,469)	(114,874)	196,252
Amount due from/to related parties, net	52,104	(95,887)	171,399
Net cash (used in) provided by operating activities	(751,602)	569,214	(394,330)
Cash flows from investing activities:
Additions to property, plant and equipment	(35,470)	(69,916)	(52,736)
Additions to intangible assets	(7,073)	(85,072)	(35,282)
Proceeds from (investment to) funds	900,000	(2,299,975)
Proceeds on disposal of property, plant and equipment			33,229
Repayment from related parties			186,171
Loan to related parties			(172,178)
Net cash provided by (used in) investing activities	857,457	(2,454,963)	(40,796)
Cash flows from financing activities:
Repayment of bank loans	(987,637)	(237,826)	(196,820)
Proceeds from bank loans		769,922	1,374,690
Capital contribution from shareholders		300,000	509,501
Private placement or IPO capital raised		4,000,000
Offering costs paid		(1,377,579)	(345,217)
Repayment of long-term payable			(22,969)
Repayment of loan to related parties	(1,127,378)	(1,275,990)	(701,694)
Loan from related parties	2,097,519	819,175	767,757
Decrease of lease liabilities, net	(612,729)	(1,002,588)	(847,933)
Net cash (used in) provided by financing activities	(630,225)	1,995,114	537,315
Effect of exchange rates changes on cash	(2,910)	12,499	455
Net increase in cash and restricted cash	(527,280)	121,864	102,644
Cash and restricted cash, beginning of the year	749,121	627,257	524,613
Cash and restricted cash, end of the year	221,841	749,121	627,257
Supplemental cash flow disclosures:
Cash paid for interest (exclusive of interest for lease liability)	85,711	97,667	82,766
Cash paid for income tax	38,876	294,831
Non cash investing and financing activities:
Right-of-use assets obtained in exchange for operating new lease liabilities	503,561	882,876	1,086,881
Right-of-use assets and operating lease liabilities modification	(6,793)	(137,128)
Liquidation of investment funds but not received	1,431,925
Shares issued advanced amortized for deferred IPO costs		914,857	914,857
Shares issued in advance for services			914,858
Deferred IPO cost charge to Additional paid in capital		3,552,511
Private placement proceeds received by digital assets	6,750,013
Offering cost paid by digital assets	1,000,000
Prepayments and expenses paid by digital assets	$ 5,750,013